Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended								1 Months Ended								12 Months Ended												12 Months Ended										12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Special Mention	Dec. 31, 2013 Substandard	Dec. 31, 2013 Doubtful	Dec. 31, 2013 Loss	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd USD ($)	May 31, 2011 Kunshan Jingzhao Equity Investment Management Co., Ltd CNY	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd USD ($)	Nov. 30, 2012 Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd CNY	Feb. 28, 2013 Wanjia Win-Win Investment Management Limited USD ($)	Feb. 28, 2013 Wanjia Win-Win Investment Management Limited CNY	Jul. 31, 2013 Wuhu Bona Film Investment Management Limited USD ($)	Jul. 31, 2013 Wuhu Bona Film Investment Management Limited CNY	Dec. 31, 2013 Mutual Fund Distribution	Dec. 31, 2013 Short-term Loans	Dec. 31, 2013 Other Businesses	Dec. 31, 2012 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2011 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2010 Tianjin Gefei Asset Management Co., Ltd Investment	Dec. 31, 2013 Gopher Asset Management Co., Ltd. Investment	Dec. 31, 2012 Gopher Asset Management Co., Ltd. Investment	Dec. 31, 2013 Gopher Asset Management Co., Ltd. Newly Established Investment	Dec. 31, 2012 Gopher Asset Management Co., Ltd. Newly Established Investment	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Sales Revenue Net	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Sales Revenue Net	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Sales Revenue Net	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Net Income (Loss)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Net Income (Loss)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary Net Income (Loss)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary Assets, Total	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary Assets, Total	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2013 Minimum CHINA	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum Tianjin Gefei Asset Management Co., Ltd	Dec. 31, 2013 Maximum Gopher Asset Management Co., Ltd. Real Estate Funds	Dec. 31, 2013 Maximum Gopher Asset Management Co., Ltd. Private Equity Funds	Dec. 31, 2013 Maximum CHINA
Significant Accounting Policies [Line Items]
Interest-free loans extended to VIE founders	$ 3,600,000			27,000,000
Interest-free loans agreements expiry date	2023-12
Concentration risk, percentage																													21.20%	8.30%	3.30%	36.30%	5.10%	(4.30%)	30.70%	18.70%
Ownership percentage in affiliate to represent influence																																					20.00%
Number of private equity funds the company invested																				1	6	4	3	1
Equity Interest ownership									40.00%	40.00%	15.00%	15.00%	35.00%	35.00%	15.00%	15.00%							100.00%															0.60%			4.80%	2.30%	5.00%
Number of real estate funds the company invested																								2	75	36
Capital Injected in to a joint venture									600,000	4,000,000	600,000	3,800,000	3,500,000	21,000,000	100,000	800,000
Income (loss) from equity in affiliates	1,191,833	617,361	(21,347)
Investments in affiliates	14,742,364	6,055,343																									18,893,396	6,055,204
Capitalized software development costs, amortization period																																					2 years			4 years
Non-controlling interests	10,769,789	2,294,474
Net income attributable to non-controlling interests	1,602,867	82,712
Multiple element arrangements, revenue allocation	If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.7%.
Other service fees as percentage of total net revenue																		1.10%	3.50%
Business tax and related surcharges																																							5.35%					5.70%
Cash subsidies	$ 5,323,670	$ 4,295,029	$ 562,333
General reserve percentage of total loan receivable balance																																					1.00%
Loan loss provision rate					2.00%	25.00%	50.00%	100.00%